Segment Reporting (Details) - Schedule of Reconciliation From Reportable Segment Income - Reportable Segments [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Net revenues
Total revenue from reportable segments	$ 14,866,486	$ 16,395,318	$ 22,520,903
Other revenues	1,054,173	993,899	901,103
Consolidated net revenues	15,920,659	17,389,217	23,422,006
Income or loss
Total operating loss for reportable segments	(1,662,038)	(4,789,953)	(2,040,656)
Other income for reportable segments	(1,587,166)	182,372	23,043
Total loss for reportable segments	(3,249,204)	(4,607,581)	(2,017,613)
Unallocated amounts:
Other corporate expense	(4,072,129)	(2,252,525)	(1,779,032)
Consolidated loss from continuing operations before income tax expense	$ (7,321,333)	$ (6,860,106)	$ (3,796,645)